UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 3/31/02

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT IV, LLC
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-04005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah  Menlo Park, California    May 13, 2002
                  [Signature]        [City, State]             [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.


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FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             18

Form 13F Information Table Value Total:                       $101,240
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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

                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------   ------   ----
ATI TECHNOLOGIES              COMM STK        001941103     1,000         74,630 SH        SOLE               74,630      0       0
BROADCOM CORP                 CL A            111320107       800         22,295 SH        SOLE               22,295      0       0
CHECKFREE HOLDINGS CORP.      COMM STK        162813109       974         63,520 SH        SOLE               63,520      0       0
DRUGSTORE COM INC             COMM STK        262241102     5,378      2,151,028 SH        SOLE            2,151,028      0       0
EBAY INC                      COMM STK        278642103    10,822        191,060 SH        SOLE              191,060      0       0
ELECTRONIC ARTS               COMM STK        285512109    13,454        221,280 SH        SOLE              221,280      0       0
FLEXTRONICS INTL LTD          ORD             Y2573F102    23,609      1,293,620 SH        SOLE            1,293,620      0       0
FREEMARKETS, INC.             COMM STK        356602102     1,143         49,750 SH        SOLE               49,750      0       0
HOMESTORE COM INC             COMM STK        437852106       944        349,532 SH        SOLE              349,532      0       0
IBASIS                        COMM STK        450732102         1            800 SH        SOLE                  800      0       0
INFORMATICA CORPORATION       COMM STK        45666Q102     2,222        306,960 SH        SOLE              306,960      0       0
INTERNET SECURITY SYSTEMS     COMM STK        46060X107     5,978        261,640 SH        SOLE              261,640      0       0
ONI SYSTEMS CORP              COMM STK        68273F103     1,228        199,025 SH        SOLE              199,025      0       0
READRITE CORP.                COMM STK        755246105     7,537      2,455,030 SH        SOLE            2,455,030      0       0
RIVERSTONE NETWORKS INC.      COMM STK        769320102       646        107,690 SH        SOLE              107,690      0       0
SEE BEYOND TECHNOLOGIES       COMM STK        834040107     1,531        200,110 SH        SOLE              200,110      0       0
SYMANTEC                      COMM STK        871503108    20,774        504,090 SH        SOLE              504,090      0       0
TAKE-TWO INTERACTIVE SOFTWARE COMM STK        874054109     3,201        159,230 SH        SOLE              159,230      0       0

GRAND TOTAL                                              $101,240


